                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                811-3850

Exact name of registrant as specified
 in charter:                                       Delaware Group Tax-Free Fund

Address of principal executive offices:            2005 Market Street
                                                   Philadelphia, PA 19103

Name and address of agent for service:             Richelle S. Maestro, Esq.
                                                   2005 Market Street
                                                   Philadelphia, PA 19103

Registrant's telephone number, including
 area code:                                        (800) 523-1918

Date of fiscal year end:                           August 31

Date of reporting period:                          November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE TAX-FREE USA FUND

November 30, 2004

                                                                                                     PRINCIPAL         MARKET
                                                                                                      AMOUNT           VALUE
                                                                                                   -------------   -------------
MUNICIPAL BONDS - 99.34%
Airline Revenue Bonds - 1.95%
Kenton County, Kentucky Airport Board Revenue (Delta Airlines, Inc.) Series A 7.50%
  2/1/12 (AMT)                                                                                     $   2,500,000   $   2,078,975
Minneapolis/St. Paul, Minnesota Metropolitan Airports Commission Special Facilities
  Revenue (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                               1,300,000       1,114,256
New Jersey Economic Development Authority Special Facility Revenue (Continental
  Airlines, Inc. Project) 6.25% 9/15/29 (AMT)                                                          5,000,000       3,850,000
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines Corp.) 7.35% 12/1/11                2,250,000       2,185,448
                                                                                                                   -------------
                                                                                                                       9,228,679
                                                                                                                   -------------
Airport Revenue Bonds - 1.03%
Capital Trust Agency Florida Revenue (Orlando/Cargo Project) 6.75% 1/1/32 (AMT)                        2,000,000       1,914,980
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50%
  1/1/24 (AMT)                                                                                           920,000         939,743
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)                2,000,000       2,024,400
                                                                                                                   -------------
                                                                                                                       4,879,123
                                                                                                                   -------------
City General Obligation Bonds - 3.59%
New York City, New York
  Series H 6.125% 8/1/25                                                                               4,860,000       5,269,115
  Series I 5.125% 3/1/23                                                                               5,875,000       6,090,554
  Series J 5.25% 6/1/28                                                                                5,400,000       5,578,686
                                                                                                                   -------------
                                                                                                                      16,938,355
                                                                                                                   -------------
Continuing Care/Retirement Revenue Bonds - 2.75%
Cass County, North Dakota Health Facilities Revenue (Catholic Health-Villa Nazareth
   Project) 6.25% 11/15/14                                                                             1,000,000       1,002,010
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34              3,000,000       3,032,430
Delaware County, Pennsylvania Authority Revenue (Main Line & Haverford Nursing
  and Rehabilitation Center) 9.00% 8/1/22                                                              1,860,000       1,132,945
Gainesville & Hall County, Georgia Development Authority Revenue (Lanier Village
  Estates Project) Series C 7.25% 11/15/29                                                             1,000,000       1,063,730
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities)
  Series A 6.625% 8/15/30                                                                              2,000,000       2,087,580
                                                                                                                   -------------
                                                                                                                       8,318,695
                                                                                                                   -------------
Corporate Backed Revenue Bonds - 5.54%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp.
  Project) 6.375% 4/1/21 (AMT)                                                                         2,000,000       2,093,800
Ashland, Kentucky Sewer & Solid Waste Revenue (Ashland, Inc. Project) 7.125%
  2/1/22 (AMT)                                                                                         5,000,000       5,156,500
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.) 5.90% 10/1/26                            1,695,000       1,703,204
Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition) 7.00% 8/1/17 (AMT)                      800,000         262,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10%
  1/15/17 (AMT)                                                                                        2,000,000       2,077,500
Pennsylvania Economic Development Financing Authority Wastewater Treatment
  Revenue (Sun Co., Inc. -R & M Project) Series A 7.60% 12/1/24 (AMT)                                  5,000,000       5,100,650
Phenix City, Alabama Industrial Development Board Environmental Improvement
  Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                             3,000,000       3,140,190
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
  Authority Revenue (PepsiCo, Inc. Project) 6.25% 11/15/13                                             1,250,000       1,309,625
Richmond County, Georgia Development Authority Environmental Improvement
  Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                                      5,000,000       5,145,250
                                                                                                                   -------------
                                                                                                                      25,988,719
                                                                                                                   -------------
Dedicated Tax & Fees Revenue Bonds - 5.02%
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink Cross
  County Project) Series B 5.00% 10/1/32 (FSA)                                                         2,000,000       2,028,120
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                           5,000,000       5,024,650
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34                        2,000,000       2,043,080
Sales Tax Asset Receivables, New York Series A 5.25% 10/15/27 (AMBAC)                                  7,000,000       7,400,190

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Series A
  5.50% 12/15/26 (MBIA)                                                                                5,500,000       6,185,135
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                              1,000,000       1,031,000
                                                                                                                   -------------
                                                                                                                      23,712,175
                                                                                                                   -------------
Escrowed to Maturity Bonds - 5.59%
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project)
  8.00% 5/15/12                                                                                        6,135,000       7,256,785
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                                 13,535,000      16,326,322
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                                 2,200,000       2,852,300
                                                                                                                   -------------
                                                                                                                      26,435,407
                                                                                                                   -------------
Higher Education Revenue Bonds - 11.11%
California Educational Facilities Authority Revenue (University of South California)
  Series A 5.00% 10/1/33                                                                               8,000,000       8,094,640
Illinois Educational Facilities Authority Student Housing Revenue (Educational
  Advancement Fund-University Center Project) 6.25% 5/1/30                                             5,000,000       5,200,200
Maryland State Economic Development Corporation, Student Housing Revenue
  (University of Maryland College Park Project) 5.625% 6/1/35                                          1,125,000       1,153,553
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
  College Issue) Series C
  6.00% 10/1/17                                                                                        1,000,000       1,045,160
  6.125% 10/1/29                                                                                       1,400,000       1,423,268
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia
  College & State University Foundation Student Housing Project) 6.00% 9/1/33                          1,000,000       1,053,990
New Hampshire Higher Educational & Health Facilities Authority Revenue (New
  Hampton School Issue) 5.375% 10/1/28                                                                 3,070,000       2,861,179
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of
  Technology) Series B 5.25% 7/1/24                                                                    2,085,000       2,149,051
&New York State Dormitory Authority Revenues (Drivers-107) Inverse Floater 11.228%
  5/15/15(MBIA)                                                                                       20,000,000      23,436,999
University of Arkansas Various Facility Revenue Constructions Bonds
  (University of Arkansas Medical Sciences Campus) Series 2004B 5.00% 11/1/34 (MBIA)                   1,500,000       1,518,315
University of California Revenues Series A 5.00% 5/15/33 (AMBAC)                                       3,500,000       3,542,035
Vermont University & State Agriculture College 5.125% 10/1/37(AMBAC)                                   1,000,000       1,018,990
                                                                                                                   -------------
                                                                                                                      52,497,380
                                                                                                                   -------------
Hospital Revenue Bonds - 10.57%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue (Summa Health
  System) Series A 5.25% 11/15/31(RADIAN)                                                              3,000,000       3,048,780
Cando, North Dakota Nursing Facility Revenue (Towner County Medical Center Project)
  7.125% 8/1/22                                                                                        1,000,000       1,011,950
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical
  Center) Series A 6.125% 1/1/24                                                                       1,000,000       1,082,800
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50%
  1/1/29                                                                                               7,500,000       7,788,000
Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
  Health System (St. Mary's Hospital) 5.25% 2/15/33                                                    5,825,000       5,835,077
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
  Project) Series A 5.25% 11/1/27 (FSA)                                                                2,355,000       2,458,549
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project)
  5.625% 1/1/28                                                                                        2,000,000       2,061,420
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series
  B 5.50% 5/15/32                                                                                      1,500,000       1,537,770
Michigan State Hospital Finance Authority Revenue
  (Ascension Health Credit Group) Series B 5.25% 11/15/26                                              3,500,000       3,599,400
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                     2,500,000       2,604,375
  (Trinity Health Credit) Series C 5.375% 12/1/30                                                      6,000,000       6,148,860
Multnomah County Oregon Hospital Facilities Authority Revenue (Providence Health
  System) 5.25% 10/1/22                                                                                3,000,000       3,167,280
New York State Dormitory Authority Catholic Health Services of Long Island
  Series 2004 (St.Francis Hospital Project) 5.10% 7/1/34                                               2,500,000       2,458,250
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
  Project) 5.125% 11/1/34                                                                              1,250,000       1,262,250
Prince William County, Virginia Industrial Development Authority Hospital Revenue
  (Potomac Hospital Corp.) 5.35% 10/1/36                                                               1,750,000       1,809,378
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
  Florida Group) 5.25% 11/15/33                                                                        4,000,000       4,059,400
                                                                                                                   -------------
                                                                                                                      49,933,539
                                                                                                                   -------------

Investor Owned Utilities Revenue Bonds - 14.29%
Brazos River Authority Texas Pollution Revenue (TXU Energy Co. Project) Series B
  6.30% 7/1/32 (AMT)                                                                                   3,500,000       3,674,860
Clark County, Nevada Industrial Development Revenue (Nevada Power Co. Project)
  Series C 7.20% 10/1/22                                                                               8,000,000       8,162,399
Luzerne County, Pennsylvania Industrial Development Authority (Pennsylvania Gas &
  Water Co. Project) Series A 7.00% 12/1/17 (AMBAC) (AMT)                                              4,000,000       4,080,480
Midland County, Michigan Economic Development Subordinate Limited Obligation
  (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                                        3,050,000       3,155,622
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
  Resources, Inc. Project) 5.90% 5/1/22                                                                3,000,000       3,026,580
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
  6.375% 11/1/29 (AMT)                                                                                 4,250,000       4,468,238
  6.625% 12/1/24                                                                                       4,500,000       4,599,855
Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A
  5.20% 5/1/33                                                                                         2,000,000       2,110,620
Sabine River Authority, Texas Pollution Control Revenue (Southwestern Electric Power
  Co.) 6.10% 4/1/18 (MBIA)                                                                             4,000,000       4,244,520
Suffolk County, New York Industrial Agency Development Revenue (Keyspan-Port
  Jefferson Project) 5.25% 6/1/27 (AMT)                                                                3,500,000       3,543,330
Sweetwater County, Wyoming Pollution Control Revenue (Idaho Power Co. Project)
  Series A 6.05% 7/15/26                                                                               5,000,000       5,297,000
West Feliciana Parish, Louisiana Pollution Control Revenue (Gulf States Utilities Co.
  Project) Series A 7.50% 5/1/15                                                                      20,700,000      21,156,227
                                                                                                                   -------------
                                                                                                                      67,519,731
                                                                                                                   -------------
Miscellaneous Revenue Bonds - 0.47%
Wisconsin Center District Tax Revenue (Junior Dedicated) 5.25% 12/15/23 (FSA)                          2,000,000       2,213,520
                                                                                                                   -------------
                                                                                                                       2,213,520
                                                                                                                   -------------
Multi Family Housing Revenue Bonds - 0.93%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square)
  6.30% 8/1/38 (FHA) (AMT)                                                                             1,455,000       1,506,405
North Dakota State Housing Finance Agency Multifamily Revenue Series A 6.15%
  12/1/17 (FNMA)                                                                                       1,300,000       1,345,409
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A 6.00% 12/1/31
  (GNMA) (AMT)                                                                                         1,500,000       1,530,660
                                                                                                                   -------------
                                                                                                                       4,382,474
                                                                                                                   -------------
Municipal Lease Revenue Bonds - 6.08%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
  Analyses) Series A 5.90% 10/1/30 (AMBAC)                                                             5,000,000       5,594,550
Cudahy, Wisconsin Community Development Authority Lease Revenue 6.00% 6/1/11                           1,000,000       1,051,530
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
  5.50% 6/1/43                                                                                         7,500,000       7,775,550
  5.625% 6/1/38                                                                                        7,500,000       7,877,100
Idaho State Building Authority Revenue Series A 5.00% 9/1/43 (XLCA)                                    1,000,000       1,006,980
Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                     350,000         332,584
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
  Landing Project) Series A
  5.25% 12/1/19                                                                                        1,000,000       1,037,880
  5.50% 12/1/24                                                                                          980,000       1,015,956
  5.625% 12/1/28                                                                                       2,930,000       3,023,321
                                                                                                                   -------------
                                                                                                                      28,715,451
                                                                                                                   -------------
*Pre-Refunded Bonds - 5.80%
Michigan State Hospital Finance Authority Revenue (Genesys Health Systems) Series A
  7.50% 10/1/27-05                                                                                     8,130,000       8,492,678
  8.125% 10/1/21-05                                                                                    4,000,000       4,276,880
Mississippi Development Bank Special Obligation (Madison County Hospital Project)
  6.30% 7/1/22-09                                                                                      2,070,000       2,394,286
New York City, New York Series H 6.125% 8/1/25-07                                                        140,000         155,053
North Dakota State Building Authority Lease Revenue Series A 6.10% 12/1/16-04 (FSA)                    1,480,000       1,480,178
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
  (Collegiate Housing Foundation-Oklahoma State University) Series A 6.375% 6/1/30-11 (ACA)            4,000,000       4,674,280
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                  3,495,000       3,901,469
Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue 5.80%
  12/15/26-07 (MBIA)                                                                                   1,000,000       1,086,660
Wisconsin Housing & Economic Development Authority Home Revenue (Formerly Wisconsin Housing
  Authority Insurance) 6.10% 6/1/21-17 (FHA)                                                             865,000         978,670
                                                                                                                   -------------
                                                                                                                      27,440,154
                                                                                                                   -------------
Public Utility District Revenue Bonds - 3.25%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
 Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                                     5,000,000       5,144,800

Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27(FSA)                                        10,000,000      10,217,000
                                                                                                                   -------------
                                                                                                                      15,361,800
                                                                                                                   -------------
School District General Obligation Bonds - 0.51%
Lewisville, Texas Independent School District Permanent School Fund 6.15% 8/15/21                      2,160,000       2,429,892
                                                                                                                   -------------
                                                                                                                       2,429,892
                                                                                                                   -------------
Single Family Housing Revenue Bonds - 0.48%
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                                          410,000         420,148
  Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                                    405,000         422,682
  Series F 6.85% 1/1/21 (GNMA) (FGIC) (FNMA)                                                              20,000          20,107
North Dakota State Housing Finance Agency Revenue
  Series A 6.30% 7/1/16 (AMT)                                                                            600,000         623,513
  Series B 6.25% 1/1/17 (AMT)                                                                            450,000         451,350
Santa Fe, New Mexico Single Family Mortgage Revenue Series B 6.20% 11/1/16 (GNMA) (FNMA) (AMT)           255,000         256,920
Utah State Housing Finance Agency Single Family Mortgage Series A 7.20% 1/1/27 (FHA) (VA) (AMT)           90,000          91,904
                                                                                                                   -------------
                                                                                                                       2,286,624
                                                                                                                   -------------
State General Obligation Bonds - 1.09%
California State 5.25% 4/1/34                                                                          5,000,000       5,130,650
                                                                                                                   -------------
                                                                                                                       5,130,650
                                                                                                                   -------------
Territorial General Obligation Bonds - 1.97%
Puerto Rico Commonwealth Public Improvement Series A
  5.375% 7/1/21(MBIA)                                                                                     50,000          54,605
  5.50% 7/1/19 (MBIA)                                                                                  8,000,000       9,244,000
                                                                                                                   -------------
                                                                                                                       9,298,605
                                                                                                                   -------------
Territorial Revenue Bonds - 8.42%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
  Revenue Series G 5.00% 7/1/42                                                                       10,250,000      10,146,578
Puerto Rico Commonwealth Industrial Development Company General Purpose
  Revenues Series B 5.375% 7/1/16                                                                      1,000,000       1,078,100
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                     6,880,000       6,973,637
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31                                    6,000,000       6,187,920
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage Revenue 6.25%
  4/1/29 (GNMA) (FNMA) (FHLMC) (AMT)                                                                   1,240,000       1,272,029
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
  (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)                                1,200,000       1,244,172
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                                           12,000,000      12,354,719
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                                 510,000         521,399
                                                                                                                   -------------
                                                                                                                      39,778,554
                                                                                                                   -------------
Turnpike /Toll Road Revenue Bonds - 5.86%
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior
  Parkway)                                                                                             5,000,000       5,707,600
  5.50% 1/1/14 (FGIC)
  5.50% 1/1/15 (FGIC)                                                                                  7,310,000       8,352,772
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                                 5,000,000       5,655,450
  5.50% 2/15/26 (FGIC)                                                                                 2,590,000       2,909,062
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/34 (AMBAC)                          5,000,000       5,079,900
                                                                                                                   -------------
                                                                                                                      27,704,784
                                                                                                                   -------------
Water & Sewer Revenue Bonds - 4.04%
Augusta Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                              3,375,000       3,527,753
New York City, New York Municipal Water Finance Authority Water & Sewer System
  Revenue Series A 5.125% 6/15/34                                                                     12,125,000      12,301,903
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
  6.375% 7/1/39 (AMBAC) (AMT)                                                                          2,890,000       3,272,203
                                                                                                                   -------------
                                                                                                                      19,101,859
                                                                                                                   -------------
TOTAL MUNICIPAL BONDS (COST $443,807,000)                                                                            469,296,170
                                                                                                                   -------------

**VARIABLE RATE DEMAND NOTES - 0.42%
Chester County, Pennsylvania Industrial Development Authority Revenue (Archdiocese of
  Philadelphia) 1.78% 7/1/31 (LOC, Wachovia Bank N.A.)                                                 2,000,000       2,000,000
                                                                                                                   -------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $2,000,000)                                                                     2,000,000
                                                                                                                   -------------

TOTAL MARKET VALUE OF SECURITIES - 99.76%
   (cost $445,807,000)                                                                                               471,296,170
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.24%                                                    1,113,307
                                                                                                                   -------------
NET ASSETS APPLICABLE TO 41,346,928 SHARES OUTSTANDING - 100.00%                                                   $ 472,409,477
                                                                                                                   -------------

*Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Authority
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Funds - Delaware Tax-Free USA Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $ 445,834,930
                                    -------------
Aggregate unrealized appreciation      28,260,959
Aggregate unrealized depreciation      (2,799,719)
                                    -------------
Net unrealized appreciation         $  25,461,240
                                    -------------

For federal income tax purposes, at August 31, 2004, $10,791,339 in capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,791,021 in 2008 and $318 in 2009.

3. CREDIT AND MARKET RISKS
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE TAX-FREE INSURED FUND

November 30, 2004

                                                                                                     PRINCIPAL        MARKET
                                                                                                      AMOUNT           VALUE
                                                                                                   -------------   -------------
MUNICIPAL BONDS- 95.61%
Airport Revenue Bonds - 2.51%
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)         $   1,500,000   $   1,549,995
                                                                                                                   -------------
                                                                                                                       1,549,995
                                                                                                                   -------------
City General Obligation Bonds - 5.76%
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                     1,250,000       1,421,375
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                      2,000,000       2,139,960
                                                                                                                   -------------
                                                                                                                       3,561,335
                                                                                                                   -------------
Continuing Care/Retirement Revenue Bonds - 2.08%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) 5.25% 6/1/34                       1,275,000       1,288,783
                                                                                                                   -------------
                                                                                                                       1,288,783
                                                                                                                   -------------
Corporate Backed Revenue Bonds - 1.26%
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10%
  1/15/17 (AMT)                                                                                          750,000         779,063
                                                                                                                   -------------
                                                                                                                         779,063
                                                                                                                   -------------
Dedicated Tax & Fees Revenue Bonds - 5.23%
New Jersey Economic Development Authority (Cigarette Tax) 5.50% 6/15/31                                1,000,000       1,004,170
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                      1,000,000       1,057,170
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project) Sales Tax 5.75%
  10/1/20 (MBIA)                                                                                       1,000,000       1,175,990
                                                                                                                   -------------
                                                                                                                       3,237,330
                                                                                                                   -------------
Escrowed to Maturity Bonds - 1.85%
New Jersey State Highway Authority Garden State Parkway General Revenue 5.50%
  1/1/16 (FGIC)                                                                                        1,000,000       1,146,260
                                                                                                                   -------------
                                                                                                                       1,146,260
                                                                                                                   -------------
Higher Education Revenue Bonds - 11.20%
Amherst, New York Industrial Agency Civic Facilities Revenue (UBF Faculty Student
  Housing) Series A 5.75% 8/1/30 (AMBAC)                                                               1,300,000       1,431,377
Illinois Educational Facilities Authority Student Housing Revenue (Educational
  Advancement Funding - University Center Project) 6.25% 5/1/34                                        1,000,000       1,024,740
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
  Pharmacy Project) Series C 5.75% 7/1/33                                                                500,000         516,070

Massachusetts State Industrial Finance Agency Revenue Higher Education (Clark
  University Project) 6.10% 7/1/16                                                                     1,250,000       1,310,413
New York State Dormitory Authority Revenue (Fashion Institute Student Housing
  Corp.) 5.00% 7/1/13 (FGIC)                                                                           1,000,000       1,099,100
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener
  University) 5.375% 7/15/29                                                                           1,000,000       1,020,680
University of Central Florida Athletics Association Certificates of Participation 5.25%
  10/1/34 (FGIC)                                                                                         500,000         522,030
                                                                                                                   -------------
                                                                                                                       6,924,410
                                                                                                                   -------------
Hospital Revenue Bonds - 3.35%
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
  Project) Series A 5.25% 11/1/27 (FSA)                                                                1,000,000       1,043,970
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
  Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                      1,000,000       1,026,160
                                                                                                                   -------------
                                                                                                                       2,070,130
                                                                                                                   -------------
Investor Owned Utilities Revenue Bonds - 9.28%
Luzerne County, Pennsylvania Industrial Development Authority (Pennsylvania Gas &
  Water Co. Project) Series A 7.00% 12/1/17 (AMBAC) (AMT)                                              1,000,000       1,020,120
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co.
  Project) Series K 6.05% 12/1/24 (AMBAC)                                                              3,000,000       3,411,689
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                                   750,000         788,513
South Carolina Jobs Economic Development Authority Industrial Revenue (South
  Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                              500,000         518,515
                                                                                                                   -------------
                                                                                                                       5,738,837
                                                                                                                   -------------
Multifamily Housing Revenue Bonds - 9.93%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)           1,150,000       1,187,870

Illinois Development Finance Authority Revenue (Section 8) Series A 5.80% 7/1/28
  (MBIA) (FHA)                                                                                         2,790,000       2,878,944
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake
  Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                       2,000,000       2,073,020
                                                                                                                   -------------
                                                                                                                       6,139,834
                                                                                                                   -------------
Municipal Lease Revenue Bonds - 6.37%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
  Analyses) Series A 5.90% 10/1/30 (AMBAC)                                                             1,000,000       1,118,910
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series
  B 5.50% 6/1/43                                                                                       1,000,000       1,036,740
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
  Revenue Series A 5.25% 12/15/23 (FSA)                                                                  700,000         746,781
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
  Landing Project) Series A 5.50% 12/1/24                                                              1,000,000       1,036,690
                                                                                                                   -------------
                                                                                                                       3,939,121
                                                                                                                   -------------
Political Subdivision General Obligation Bonds - 0.96%
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                          565,000         595,341
                                                                                                                   -------------
                                                                                                                         595,341
                                                                                                                   -------------
*Pre-Refunded Bonds - 4.82%
Michigan State Hospital Finance Authority Revenue (Genesys Health Systems) Series
  A 7.50% 10/1/27-05                                                                                   1,500,000       1,566,915
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                             1,250,000       1,410,613
                                                                                                                   -------------
                                                                                                                       2,977,528
                                                                                                                   -------------
Public Utility District Revenue Bonds - 5.38%
Austin, Texas Revenue Subordinate Lien 5.25% 5/15/20 (MBIA)                                            3,000,000       3,328,350
                                                                                                                   -------------
                                                                                                                       3,328,350
                                                                                                                   -------------
School District General Obligation Bonds - 5.01%
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
  Construction & Improvement 5.625% 12/1/25 (FSA)                                                      1,000,000       1,098,320
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                                 1,000,000       1,257,290
South Redford Michigan School District 5.00% 5/1/21 (FGIC)                                               700,000         739,494
                                                                                                                   -------------
                                                                                                                       3,095,104
                                                                                                                   -------------
Single Family Housing Revenue Bonds - 1.38%
New Mexico Mortgage Finance Authority Single Family Mortgage Program Series C
  6.20% 7/1/26 (GNMA) (FNMA)                                                                             830,000         852,045
                                                                                                                   -------------
                                                                                                                         852,045
                                                                                                                   -------------
Territorial General Obligation Bonds - 1.87%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               1,000,000       1,155,500
                                                                                                                   -------------
                                                                                                                       1,155,500
                                                                                                                   -------------
Territorial Revenue Bonds - 9.70%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series E
  5.50% 7/1/17 (FSA)                                                                                   1,250,000       1,439,988
  5.50% 7/1/19 (FSA)                                                                                   3,000,000       3,466,499
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00%
  7/1/36 (AMBAC)                                                                                       1,000,000       1,088,720
                                                                                                                   -------------
                                                                                                                       5,995,207
                                                                                                                   -------------
Turnpike/Toll Road Revenue Bonds - 0.82%
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/34 (AMBAC)                            500,000         507,990
                                                                                                                   -------------
                                                                                                                         507,990
                                                                                                                   -------------
Water & Sewer Revenue Bonds - 6.85%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                       1,000,000       1,072,290
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                             1,000,000       1,045,260
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                       1,000,000       1,043,030
Green Bay, Wisconsin Water Systems Revenue Refunding and Improvements Bonds
5.25% 11/1/22 (FSA)                                                                                    1,000,000       1,073,930
                                                                                                                   -------------
                                                                                                                       4,234,510
                                                                                                                   -------------
TOTAL MUNICIPAL BONDS (COST $55,705,242)                                                                              59,116,673
                                                                                                                   -------------

**VARIABLE RATE DEMAND NOTES - 4.37%
Michigan State South Central Power 1.68% 10/1/11 (AMBAC)                                               1,500,000       1,500,000
Minneapolis, Minnesota Library 1.54% 12/1/32 (SPA, Dexia Credit Local)                                 1,200,000       1,200,000
                                                                                                                   -------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $2,700,000)                                                                     2,700,000
                                                                                                                   -------------

TOTAL MARKET VALUE OF SECURITIES - 99.98%
  (cost $58,405,242)                                                                                                  61,816,673
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.02%                                                       15,368
                                                                                                                   -------------
NET ASSETS APPLICABLE TO 5,603,590 SHARES OUTSTANDING - 100.00%                                                    $  61,832,041
                                                                                                                   -------------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Stand-by Purchase Agreement

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Funds - Delaware Tax-Free Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $  58,405,242
                                    -------------
Aggregate unrealized appreciation       3,486,873
Aggregate unrealized depreciation         (75,442)
                                    -------------
Net unrealized appreciation         $   3,411,431
                                    -------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $4,631 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2008.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-FREE USA INTERMEDIATE FUND

November 30, 2004

                                                                                                     PRINCIPAL        MARKET
                                                                                                      AMOUNT           VALUE
                                                                                                   -------------   -------------
MUNICIPAL BONDS - 93.01%
Airport Revenue Bonds - 2.06%
Chicago, Illinois O'Hare International Airport Revenue General-Airport Third Lein
  Series A-2 5.75% 1/1/20 (FSA) (AMT)                                                              $   1,000,000   $   1,094,290
Metropolitan, Washington D.C. Airport Authority Systems Series A 5.50% 10/1/19
  (FGIC)(AMT)                                                                                          1,000,000       1,074,820
                                                                                                                   -------------
                                                                                                                       2,169,110
                                                                                                                   -------------
City General Obligation Bonds - 4.82%
Cleveland, Ohio 5.25% 12/1/23                                                                          1,185,000       1,272,252
New York City, New York
  Series G 5.25% 8/1/15                                                                                1,000,000       1,086,700
  Series J 5.50% 6/1/23                                                                                1,000,000       1,076,960
Powell, Ohio 5.50% 12/1/25 (FGIC)                                                                      1,500,000       1,625,550
                                                                                                                   -------------
                                                                                                                       5,061,462
                                                                                                                   -------------
Corporate-Backed Revenue Bonds - 7.73%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp.
  Project) 6.375% 4/1/21(AMT)                                                                          1,000,000       1,046,900
Cartersville, Georgia Development Authority Waste & Wastewater Facilities Revenue
  (Anheuser Busch Project) 5.10% 2/1/12 (AMT)                                                            450,000         482,738
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10%
  1/15/17 (AMT)                                                                                          750,000         779,063
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co.
  Project) Series A 5.50% 6/1/30 (XLCA) (AMT)                                                          1,000,000       1,042,150
Ohio State Air Quality Development Authority Revenue Environmental Improvement
  (USX Project) 5.00% 11/1/15                                                                          1,000,000       1,079,820
Pennsylvania Economic Development Financing Authority Wastewater Treatment
  Revenue (Sun Co., Inc. -R & M Project) Series A 7.60% 12/1/24 (AMT)                                  1,000,000       1,020,130
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
  (International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)                                        1,000,000       1,088,919
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America) Series
  A 5.65% 6/1/37 (AMT)                                                                                   500,000         502,845
Toledo, Lucas County, Ohio Port Authority Development Revenue (Northwest Ohio
  Bond Fund- Alex Products Inc.) Series B 6.125% 11/15/09 (LOC Fifth Third Bank)(AMT)                  1,000,000       1,083,800
                                                                                                                   -------------
                                                                                                                       8,126,365
                                                                                                                   -------------
Dedicated Tax & Fees Revenue Bonds - 3.56%
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)                                           1,600,000       1,678,384
NJ Economic Development Authority Revenue (Cigarette Tax) 5.50% 6/15/31                                1,000,000       1,004,170
Sales Tax Asset Receivables, New York Series A 5.25% 10/15/27 (AMBAC)                                  1,000,000       1,057,170
                                                                                                                   -------------
                                                                                                                       3,739,724
                                                                                                                   -------------
Escrowed to Maturity Bonds - .21%
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities (McCormick Place
  Convention Center) 5.75% 7/1/06                                                                        215,000         222,134
                                                                                                                   -------------
                                                                                                                         222,134
                                                                                                                   -------------
Higher Education Revenue Bonds - 15.23%
Allegheny County, Pennsylvania Higher Education Building Authority University
  Revenue (Duquesne University) Series A 5.00% 3/1/16 (FGIC)                                           1,000,000       1,078,650
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25 (RADIAN)                         1,000,000       1,115,100
Fulton County, Georgia Development Authority Revenue (Molecular Science Building
  Project) 5.25% 5/1/21 (MBIA)                                                                         1,000,000       1,078,130
Illinois Educational Facilities Authority Student Housing Revenue (Educational
  Advancement-University Center Project) 6.00% 5/1/22                                                    750,000         779,310
Indiana State Educational Facilities Authority Revenue (University of Indianapolis Project)
  5.00% 10/1/34                                                                                          500,000         479,340
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
  College Issue) Series C 6.125% 10/1/29                                                               1,000,000       1,016,620
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
  5.50% 12/1/19                                                                                          500,000         535,370
New Jersey State Educational Facilities Authority Revenue (Georgian Court College
  Project) Series C 6.50% 7/1/33                                                                         500,000         550,525

New York State Dormitory Authority Revenue
  (Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)                                                 1,000,000       1,093,240
  (Fashion Institute Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                        1,000,000       1,099,100
  (Long Island University) Series B 5.50% 9/1/20 (RADIAN)                                              1,000,000       1,067,880
Ohio State Higher Educational Facility Commission Revenue (John Carroll University)
  5.50% 11/15/18                                                                                         335,000         367,230
Ohio State Higher Educational Facility Revenue  (Kenyon College Project) 4.70%
  7/1/37                                                                                               1,000,000       1,042,660
Ohio State University General Receipts Series B 5.25% 6/1/21                                           1,000,000       1,070,370
Pennsylvania State Higher Educational Facilities Authority College & University
  Revenue (Geneva College Project) 6.125% 4/1/22                                                       1,000,000       1,043,660
South Carolina Educational Facilities Authority For Private Nonprofit Institutions
  (Southern Wesleyan University) 5.00% 3/1/20                                                          1,200,000       1,202,555
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)                                         250,000         267,325
University of Oklahoma Research Facilities 5.00% 3/1/23 (AMBAC)                                        1,065,000       1,109,123
                                                                                                                   -------------
                                                                                                                      15,996,188
                                                                                                                   -------------
Hospital Revenue Bonds - 13.79%
Carrington, North Dakota Health Facilities Revenue  (Carrington Health Center Project)
  6.25% 11/15/15                                                                                         500,000         501,005
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical
  Center) Series A 6.125% 1/1/24                                                                       1,000,000       1,082,800
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00%
  1/1/21                                                                                               1,000,000       1,112,210
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
  Benedictine Health System (St. Mary's Hospital) 5.50% 2/15/23                                        1,000,000       1,036,760
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
  Project) Series A 5.25% 11/1/27 (FSA)                                                                1,000,000       1,043,970
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital
  Obligation) Series A 5.375% 3/1/29 (AMBAC)                                                             700,000         732,928
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General
  Hospital Project) 5.75% 3/15/21                                                                      1,000,000       1,064,080
Maryland State Health & Higher Education Facilities Authority Revenue (Union Hospital
  of Cecil County) 5.625% 7/1/32                                                                         500,000         517,430
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit) Series C
  5.375% 12/1/23                                                                                         500,000         523,145
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A 5.75%
  11/15/32                                                                                               500,000         524,560
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health
  System) 5.25% 10/1/22                                                                                1,000,000       1,055,760
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series
  B 5.60% 10/1/22                                                                                      1,000,000       1,030,900
North Texas Health Facilities Development Corporation Hospital Revenue (United
  Regional Health Care System, Inc. Project) 6.00% 9/1/23                                              1,000,000       1,062,670
Prince William County, Virginia Industrial Development Authority Hospital Revenue
  (Potomac Hospital Project) 5.20% 10/1/30                                                               545,000         556,974
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated
  Project) 5.625% 5/15/26                                                                              1,000,000       1,048,950
Terrebonne Parish, Louisiana Hospital Service District #1 Hospital Revenue (Terrebonne
  General Medical Center Project) 5.50% 4/1/33 (AMBAC)                                                 1,500,000       1,586,250
                                                                                                                   -------------
                                                                                                                      14,480,392
                                                                                                                   -------------
Investor Owned Utilities Revenue Bonds - 6.93%
Cambria County, Pennsylvania Industrial Development Authority Pollution Control
  Revenue (Pennsylvania Electric Co. Project) Series A 5.80% 11/1/20 (MBIA)                              500,000         525,525
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light
  & Power Co.) 3.35% 5/1/31-08 (Mandatory Put) (AMBAC) (AMT)                                           1,300,000       1,299,727
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20%
  5/1/33                                                                                               1,005,000       1,060,587
Maricopa County, Arizona Pollution Control Corporation Revenue (El Paso Electric Co.
  Project) Series A 6.375% 8/1/15                                                                        750,000         766,635
Sabine River Authority, Texas Pollution Control Revenue (TXU Electric Co. Project)
  Series A 5.50% 5/1/22                                                                                1,000,000       1,076,390
Saint Charles Parish, Louisiana Pollution Control Revenue (Entergy Louisiana Inc.)
  Series A 4.90% 6/1/30                                                                                1,000,000       1,009,930
South Carolina Jobs Economic Development Authority Industrial Revenue (South
  Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                              500,000         518,515
West Feliciana Parish, Louisiana Pollution Control Revenue (Gulf States Utilities Co.
  Project) Series A 7.50% 5/1/15                                                                       1,000,000       1,022,040
                                                                                                                   -------------
                                                                                                                       7,279,349
                                                                                                                   -------------

Miscellaneous Revenue Bonds - 2.02%
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series
  C 5.25% 6/1/22                                                                                       1,000,000       1,052,500
Oregon State Department Administrative Services Lottery Revenue Refunding Series A
  5.00% 4/1/18 (FSA)                                                                                   1,000,000       1,070,380
                                                                                                                   -------------
                                                                                                                       2,122,880
                                                                                                                   -------------
Municipal Lease Revenue Bonds - 2.78%
Albany, New York Industrial Development Agency Civic Facility Revenue (Charitable
  Leadership Project) Series A 5.75% 7/1/26                                                              500,000         511,010
Golden State, California Tobacco Securitization Settlement Revenue Series B 5.75%
  6/1/23                                                                                               1,000,000       1,052,500
Middle River, Virginia Regional Jail Authority Facility Revenue 5.00% 5/15/20 (MBIA)                   1,285,000       1,361,766
                                                                                                                   -------------
                                                                                                                       2,925,276
                                                                                                                   -------------
Political Subdivision General Obligation Bonds - 3.07%
Lansing, Michigan Community College 5.00% 5/1/21 (MBIA)                                                1,325,000       1,390,375
Lunenburg County, Virginia Series B 5.25% 2/1/29 (MBIA)                                                  715,000         748,584
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed
  Open Space Trust) 5.25% 9/15/20                                                                      1,000,000       1,085,570
                                                                                                                   -------------
                                                                                                                       3,224,529
                                                                                                                   -------------
Ports & Harbors Revenue Bonds - 0.52%
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)                     500,000         541,775
                                                                                                                   -------------
                                                                                                                         541,775
                                                                                                                   -------------
*Pre-Refunded Bonds - 3.06%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09                                     1,850,000       2,120,710
Pennsylvania State Higher Educational Facilities Authority College & University
  Revenue (Ursinus College Project) 5.90% 1/1/27-07                                                    1,000,000       1,091,290
                                                                                                                   -------------
                                                                                                                       3,212,000
                                                                                                                   -------------
Public Power Revenue Bonds - 2.81%
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
  Series B 5.50% 5/15/14                                                                               1,000,000       1,139,450
South Carolina State Public Service Authority Revenue Series A 5.125% 1/1/21 (FSA)                     1,000,000       1,060,660
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)                                                750,000         757,530
                                                                                                                   -------------
                                                                                                                       2,957,640
                                                                                                                   -------------
Recreational Area Revenue Bonds - 1.01%
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)                                      1,000,000       1,057,140
                                                                                                                   -------------
                                                                                                                       1,057,140
                                                                                                                   -------------
School District General Obligation Bonds - 5.19%
Bannock County, Idaho School District #025 (Pocatello Idaho School Board Guaranty
  Program) 5.00% 8/15/16                                                                               1,100,000       1,189,100
Licking County, Ohio Joint Vocational School District 5.00% 12/1/19 (MBIA)                             1,000,000       1,057,730
Otsego Michigan Public School District 5.00% 5/1/21 FSA                                                1,185,000       1,249,121
Salem-Keizer, Oregon School District #24J 5.00% 6/15/19 (FSA)                                          1,145,000       1,218,692
South Redford Michigan School District 5.00% 5/1/21 (FGIC)                                               700,000         739,494
                                                                                                                   -------------
                                                                                                                       5,454,137
                                                                                                                   -------------
School District Revenue Bonds - 1.03%
Anderson School Building 5.50% 7/15/25 (FSA)                                                           1,000,000       1,085,910
                                                                                                                   -------------
                                                                                                                       1,085,910
                                                                                                                   -------------
State General Obligation Bonds - 2.87%
California State 5.25% 11/1/17                                                                         1,000,000       1,082,430
California State Economic Recovery Series A 5.25% 7/1/14                                               1,000,000       1,115,980
Florida State Board Education Capital Outlay (Public Education) Series B 5.00% 6/1/10                    750,000         820,508
                                                                                                                   -------------
                                                                                                                       3,018,918
                                                                                                                   -------------
Territorial General Obligation Bonds - 2.07%
Puerto Rico Commonwealth Series A 5.00% 7/1/30                                                         1,000,000       1,066,190
Puerto Rico Public Finance Corporation Series A 5.75% 8/1/27 (LOC
  Puerto Rico Government Bank) (AMBAC)                                                                 1,000,000       1,112,100
                                                                                                                   -------------
                                                                                                                       2,178,290
                                                                                                                   -------------
Territorial Revenue Bonds - 5.70%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series B 6.00% 7/1/26                                                                                1,000,000       1,033,260
  Series J 5.50% 7/1/21                                                                                1,000,000       1,080,360
Puerto Rico Electric Power Authority Power Series OO 5.00% 7/1/13 (CIFG)                               1,000,000       1,098,320
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00%
  7/1/28                                                                                               1,000,000       1,066,190
Puerto Rico Public Finance Corporate (Commonwealth Appropriation) Series A 5.25% 8/1/29                  620,000         682,911
University of Puerto Rico Revenue Series M 5.50% 6/1/15 (MBIA)                                         1,000,000       1,030,200
                                                                                                                   -------------
                                                                                                                       5,991,241
                                                                                                                   -------------

Transportation Revenue Bonds - 1.05%
Colorado Department Transportation Revenue (Antic Notes) Series B 5.00% 12/15/14
  FGIC) (SPA Bank of New York)                                                                         1,000,000       1,100,790
                                                                                                                   -------------
                                                                                                                       1,100,790
                                                                                                                   -------------
Turnpike /Toll Road Revenue Bonds - 1.27%
  Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)                        1,230,000       1,339,322
                                                                                                                   -------------
                                                                                                                       1,339,322
                                                                                                                   -------------
Water & Sewer Revenue Bonds - 4.23%
Atlanta Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                        1,000,000       1,072,290
Green Bay Wisconsin Water System Revenue Refunding and Improvements Bonds 5.25% 11/1/22 (FSA)          1,000,000       1,073,930
Ohio State Water Development Authority Revenue (Fresh Water) Series B 5.50%
  12/1/19 (FSA)                                                                                        1,000,000       1,157,550
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00% 10/1/16             1,000,000       1,139,650
                                                                                                                   -------------
                                                                                                                       4,443,420
                                                                                                                   -------------
TOTAL MUNICIPAL BONDS (COST $94,814,728)                                                                              97,727,992
                                                                                                                   -------------

**VARIABLE RATE DEMAND NOTES  - 5.23%
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 1.30% 3/1/27(LOC PNC Bank)                                     3,500,000       3,500,000
California State Department Water Reserve Power Supply Revenue Series C-7 1.65%
  5/1/22 (FSA)                                                                                           500,000         500,000
Los Angeles, California Convention & Exhibition Center Authority Lease Revenue
  Series D 1.52% 8/15/21(AMBAC) (SPA Dexia Credit Local)                                                 500,000         500,000
Minneapolis Library 1.54% 12/1/32                                                                      1,000,000       1,000,000
                                                                                                                   -------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $5,500,000)                                                                     5,500,000
                                                                                                                   -------------
TOTAL MARKET VALUE OF SECURITIES - 98.24%
  (cost $100,314,728)                                                                                                103,227,992
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.76%                                                    1,850,268
                                                                                                                   -------------
NET ASSETS APPLICABLE TO 9,266,966 SHARES OUTSTANDING - 100.00%                                                    $ 105,078,260
                                                                                                                   -------------

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.

--------------------------------------------------------------------------------

NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Funds - Delaware Tax-Free USA Intermediate Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30,2004, the aggregate cost of investments and gross unrealized appreciation (depreciation)for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $ 100,314,727
                                    -------------
Aggregate unrealized appreciation       3,131,452
Aggregate unrealized depreciation        (218,188)
                                    -------------
Net unrealized appreciation         $   2,913,264
                                    -------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $591,678 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $295,023 expires in 2008, $290,864 expires in 2011 and $5,791 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  1/27/05

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Tax-Free
         Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

JOSEPH H. HASTINGS
---------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  1/27/05

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP TAX-FREE FUND

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  1/27/05

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  1/27/05

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  1/27/05